Post-employment benefits	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Post-employment benefits
Note 10. Post-employment benefits

The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

	For the three months ended						For the nine months ended
$ millions	2024 Jul. 31	2024 Apr. 30	2023 Jul. 31	2024 Jul. 31	2024 Apr. 30	2023 Jul. 31	2024 Jul. 31	2023 Jul. 31	2024 Jul. 31	2023 Jul. 31
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Current service cost	$47	$47	$53	$1	$1	$2	$142	$159	$3	$4
Net interest (income) expense	(16)	(15)	(19)	6	6	5	(47)	(60)	18	17
Interest expense on effect of asset ceiling	1	–	1	–	–	–	1	1	–	–
Plan administration costs	2	2	1	–	–	–	6	5	–	–
Net defined benefit plan expense (income) recognized in net income	$34	$34	$36	$7	$7	$7	$102	$105	$21	$21
Defined contribution plan expense

	For the three months ended			For the nine months ended
$ millions	2024 Jul. 31	2024 Apr. 30	2023 Jul. 31	2024 Jul. 31	2023 Jul. 31

Defined contribution pension plans	$17	$16	$12	$55	$44
Government pension plans (1)	52	52	50	147	149
Total defined contribution plan expense	$69	$68	$62	$202	$193
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.
Remeasurement of employee defined benefit plans
(1)

	For the three months ended						For the nine months ended
$ millions	2024 Jul. 31	2024 Apr. 30 (2)	2023 Jul. 31	2024 Jul. 31	2024 Apr. 30	2023 Jul. 31	2024 Jul. 31 (2)	2023 Jul. 31	2024 Jul. 31	2023 Jul. 31
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans

Net actuarial gains (losses) on defined benefit obligations	$(294)	$267	$231	$(15)	$12	$14	$(726)	$(284)	$(38)	$(12)
Net actuarial gains (losses) on plan assets	549	(262)	(220)	–	–	–	913	113	–	–
Changes in asset ceiling excluding interest income	(2)	1	–	–	–	–	(2)	(1)	–	–
Net remeasurement gains (losses) recognized in OCI	$253	$6	$11	$(15)	$12	$14	$185	$(172)	$(38)	$(12)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.

(2)	Net of the transfer of the accumulated actuarial losses of $5 million to retained earnings upon the settlement of a pension plan for one of our subsidiaries.